DEFERRED REVENUE - Changes in Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	$ 189.7	$ 179.8
Accretion expense, prepayment on qualifying assets	10.1	9.9
Proceeds from gold prepayment	236.0
Revenue recognized	(195.0)
Contract liabilities at end of period	240.8	189.7
Current portion of deferred revenue	0.0
Deferred revenue	240.8	0.0
2019 Prepay Arrangement
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	189.7	179.8
Accretion expense, prepayment on qualifying assets	5.3	9.9
Proceeds from gold prepayment	0.0
Revenue recognized	(195.0)
Contract liabilities at end of period	0.0	189.7
Current portion of deferred revenue	0.0
Deferred revenue	0.0
2022 Prepay Arrangements
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	0.0	0.0
Accretion expense, prepayment on qualifying assets	4.8	0.0
Proceeds from gold prepayment	236.0
Revenue recognized	0.0
Contract liabilities at end of period	240.8	$ 0.0
Current portion of deferred revenue	0.0
Deferred revenue	$ 240.8